Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Accounting Policies [Abstract]
Cash and cash equivalents	$ 32,048	$ 7,563	$ 3,636
Restricted cash, current portion	400		355
Restricted cash, net of current portion	2,000		2,250
Total cash and cash equivalents and restricted cash	$ 34,448		$ 6,241